OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER RECEIVABLES.
Schedule of other receivables

	December 31,
	2022	2021
Research and development tax credit receivable from the French State	581	617
Value-added taxes receivable	894	574
Other receivables from Government and public authorities	—	—
Others	46	64
Total	1,522	1,255